RIGHTS-TO-USE LEASE ASSETS, NET (Details Narrative)			12 Months Ended
	Feb. 23, 2022 USD ($)	Feb. 23, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan interest rate						4.75%
Monthly rent			$ 312,540	$ 275,047	$ 274,864
Lease commitment			19,141
Lease commitment within one year			$ 19,141
Weighted average remaining lease term			1 year 29 days
Amortization expense non-cash			$ 14,312	6,021	23,996
Subsequent Event [Member] | Shenzhen Bao'an Industrial Investment Group Co., Ltd [Member] | March 1, 2022 to February 28, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	$ 7,802	¥ 49,743.65
Subsequent Event [Member] | Shenzhen Bao'an Industrial Investment Group Co., Ltd [Member] | March 1, 2022 to February 28, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	8,192	52,230.83
Subsequent Event [Member] | Shenzhen Bao'an Industrial Investment Group Co., Ltd [Member] | March 1, 2023 to February 29, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	$ 8,602	¥ 54,844.64
Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payment			$ 326,852	$ 269,026	$ 246,606